Earnings Per Share (Schedule of Computation of Basic and Diluted Earnings Per Share) (Details) € / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 EUR (€) € / shares shares		Dec. 31, 2019 EUR (€) € / shares shares
Earnings per share [abstract]
Net income (loss) attributed to owners of the Company		€ (15,408)		$ (17,439)		€ (4,627)		€ 12,060
Weighted average ordinary shares outstanding | shares	[1]	12,824,088		12,824,088		12,304,269		11,064,847
Dilutive effect:
Stock options and warrants | €		€ 8,637				€ 23,549		€ 5,589
Diluted weighted average ordinary shares Outstanding | shares		12,832,725	[2]	12,832,725	[2]	12,327,818	[2]	11,070,436
Basic profit (loss) per share from continuing operations | € / shares		€ (1.20)				€ (0.38)		€ 1.09
Diluted profit (loss) per share from continuing operations | € / shares		€ (1.20)				€ (0.38)		€ 1.09

[1]	Net of treasury shares.
[2]	In 2021 and 2020 share options and warrants did not have a dilutive effect.